               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F-HR

                            FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Brookfield Asset Management Inc.
Address: Brookfield Place
         181 Bay Street, Suite 300
         Toronto, Ontario M5J 2T3

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Haar
Title:     Senior Vice President, Legal
Phone:     416-956-5240

Signature, Place, and Date of Signing:

     /s/ Jeffrey Haar      Toronto, Ontario, Canada         02/14/2011
 ------------------------  ------------------------  ------------------------
       [Signature]                 [Place]                    [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: 8,140,014
                                        ___________
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number Name
---  --------------- ----------------------------------------------------------
02   028-            Brookfield Asset Management Private Institutional Capital
                     Adviser (Canada) LP

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Brookfield Asset Management Inc.
FORM 13F
As of December 31, 2010

                                                                                VOTING AUTHORITY
                                                     SHARES/                   ------------------
                      TITLE OF              VALUE      PRN    SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER         CLASS       CUSIP   (x$1000)    AMT    PRN CALL DSCRETN MANAGERS   SOLE     SHARED   NONE
--------------       ----------- --------- -------- --------- --- ---- ------- -------- --------- --------- ----
AMN HEALTHCARE
 SERVICES........... COM         001744101    1167     190000 SH       Defined             190000
ANNALY CAP MGMT INC. COM         035710409    2688     150000 SH       Defined             150000
APPLE INC........... COM         037833100    1133       3514 SH       Defined               3514
BANK MONTREAL
 QUE................ COM         063671101     201       3500 SH       Defined               3500
BANK NOVA SCOTIA
 HALIFAX............ COM         064149107     200       3500 SH       Defined               3500
BROOKFIELD HOMES
 CORP COM........... COM         112723101  172687   18370978 SH       Defined           18370978
BROOKFIELD INFRAST
 PARTNERS........... LP INT UNIT G16252101    1030      48930 SH       Defined              48930
BROOKFIELD PPTYS
 CORP COM........... COM         112900105 4371326  249362561 SH       Defined          249362561
DANAHER CORP........ COM         235851102    1191      25256 SH       Defined              25256
DIANA SHIPPING INC.. COM         Y2066G104    6010     500000 SH       Defined              50000
GENERAL GROWTH
 PPTYS INC NEW...... COM         370023103 3574580  230916030 SH       Defined    02              230916030
IMPERIAL OIL LTD.... COM         453038408     276       6800 SH       Defined               6800
ROYAL BK CDA
 MONTREAL QUE....... COM         780087102     262       5000 SH       Defined               5000
TECUMSEH PRODS CO... CL B        878895101    6525     500000 SH       Defined             500000
TORONTO DOMINION
 BK ONT............. COM         891160509     319       4300 SH       Defined               4300
TRANSCANADA CORP.... COM         89353D107     418      11000 SH       Defined              11000